Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Derivative financial instruments liabilities, Current	R$ 76,940	R$ 82,468
Derivative financial instruments liabilities, non current	59,819	174,699
Cash and cash equivalents	9,264,664	8,130,929
Restricted cash, current	13,814
Restricted cash, non current	72,395	89,717
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Foreign currency loans and borrowings, current	(1,521,567)
Foreign currency loans and borrowings, non current	(9,571,818)
Foreign currency loans and borrowings	(11,093,385)	(12,549,181)
Local currency loans and borrowings, current	(930,271)
Local currency loans and borrowings, non current	(8,071,892)
Local currency loans and borrowings	(9,002,163)	(10,967,819)
Derivative financial instruments liabilities, Current	32,282
Derivative financial instruments liabilities, non current	470,011
Derivative financial instruments liabilities	502,293	(126,019)
Gross debt, current	(2,419,556)
Gross debt, non current	(17,173,699)
Gross debt	(19,593,255)	(23,643,019)
Cash and cash equivalents, current	9,264,664
Cash and cash equivalents, non current
Cash and cash equivalents	9,264,664	8,130,929
MarketableSecurities, current	447,878
Marketable securities, non current	319,995
Marketable securities	767,873	824,775
Restricted cash, current	13,814
Restricted cash, non current	72,395
Restricted cash and cash equivalents	86,209	89,717
Cash, cash equivalents and marketable securities and restricted cash, current	9,726,356
Cash, cash equivalents and marketable securities and restricted cash, non current	392,390
Cash, cash equivalents and marketable securities and restricted cash	10,118,746	9,045,421
Net debt, current	7,306,800
Net debt, non current	(16,781,309)
Net debt	R$ (9,474,509)	R$ (14,597,598)